Accrued Insurance (Tables)	12 Months Ended
Sep. 30, 2017
Insurance [Abstract]
Accrued insurance liability (in thousands)

	2017	2016
Accrued insurance, current portion	$558	700
Prepaid insurance claims	(501)	—
Accrued insurance, non-current	193	184
Total accrued insurance	$250	884
Captive agreement assets	4,506	3,669
Gross accrued insurance	$4,756	4,553